Schedule of Fair Value, Liabilitiesn Measured On Recurring Basis (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2019	Jan. 08, 2019
Derivative Liability- Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Derivative Liability- Warrants	$ 315,855	$ 315,855
Dilutive Financing			315,855		$ 1,215,678
Exchange for common stock			(72,563)
Fair value adjustments	(2,986,853)	(2,986,853)	(827,260)
Series D Warrant reclass from equity to liability classification		509,764
Warrants issued with modification of Horne Note	198,994	198,994
Warrants issued with April 17, 2020 financing	6,148,816	6,148,816
Warrant reclassification from liability equity classification	(4,186,574)	(4,186,576)
Ending balance, Derivative Liability- Warrants			315,855
Redemption Put Liability [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance. Redemption Put Liability	267,399	267,399
Date Of Issuance			267,399	$ 614,095
Fair value adjustments	(272,705)	(272,704)	(346,696)
Issuance of Series D Convertible Preferred Stock	5,306	5,305
Ending balance			$ 267,399